OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance income (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Interest income on loan receivables	₫ 291,428	$ 11,975,673	₫ 376,843		₫ 156,892
Interest income on sales-type lease	61,339	2,520,608	29,410		1,749
Others	1,763	72,447	16,493		4,479
Total	₫ 354,530	$ 14,568,728	₫ 422,746	[1]	₫ 163,120	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).